Net debt - Composition of net debt (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	£ 157	£ 73	£ 252	£ 252	£ 329	£ 329
Current financial investments	2,342	1,998	1,981	1,981	2,694	£ 2,694
Borrowings	(31,220)	(30,794)		(28,730)
Financing derivatives	175	133	(32)	(32)	600
Net debt position	£ (28,546)	£ (28,590)	£ (26,529)	£ (26,529)	£ (23,002)